INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES
16	INCOME TAXES

The components of income (loss) before income taxes, equity in net income (loss) of equity method investee and non-controlling interest are as follows:

	Year ended December 31,
	2012	2013	2014

Domestic	$(3,182)	$(522)	$(40,612)
Foreign	1,703	1,311	7,887
	$(1,479)	$789	$(32,725)

The Company is tax exempt in the Cayman Islands.

Under the current Mauritius law and Hong Kong Inland Revenue Ordinance, Actions Semiconductor Mauritius', Actions Hong Kong and Artek Microelectronics (HK) Co., Limited's income are subject to taxation in Mauritius and Hong Kong, respectively; however, up to and as of December 31, 2014, the entities have not had any taxable profits.  Actions Semiconductor Shanghai, Actions Microelectronics Co., Ltd, Actions Capital Investment Inc. and Actions Malaysia have been loss making since their incorporation.  Mavrix HK and Mavrix Shanghai have been loss making since the date of acquisition.

Effective January 1, 2008, the Enterprise Income Tax of the People's Republic of China (“EIT Law”) was implemented. The new law requires that:

1.	For all resident enterprises, domestic or foreign, the unified Enterprise Income Tax (“EIT”) rate is 25%.

2.	Enterprises that are categorized as the "High Tech Enterprise" can enjoy a reduced tax rate of 15%.

3.	From January 1, 2008 onwards, enterprises that enjoyed a preferential tax rate will need to adopt the new law over the next five years. Enterprises with a current preferential tax rate of 15% would be subject to tax rates of 18%, 20%, 22%, 24% and 25% for the years ended December 31, 2008, 2009, 2010, 2011 and 2012 respectively.

The new law allows the preferential tax treatment to be continued by enterprises up until the year when it expires.  For enterprises that have preferential tax treatment, all preferential tax treatments were required to be commenced in 2008.

Actions Semiconductor Zhuhai

On August 23, 2011, Actions Semiconductor Zhuhai successfully renewed its certificate of "High Tech Enterprises" with effect from January 1, 2011. As a result, the applicable tax rate continued to be 15% for the years ended December 31, 2011, 2012 and 2013, and 25% thereafter, unless the Group continues its status and receives certification as a “High Tech Enterprises” by the end of 2014.

In December 2013, Actions Semiconductor Zhuhai was named as “Key Integrated Circuit Design Enterprise” by PRC Tax authority with effective from December 2014. As a result, the applicable tax rate is 10% for the years ended December 31, 2013 and 2014.

Artek Microelectronics Shenzhen

On November 5, 2012, certificate of "High Tech Enterprises" was granted to Artek Microelectronics Shenzhen. As a result, the applicable tax rate was 15% for the years ended December 31, 2012, 2013 and 2014, and 25% thereafter, unless the Group continues its status and receives certification as a "High Tech Enterprises" by the end of 2015.

Tax residency

Uncertainties exist with respect to how the EIT applies to our overall operations, and more specifically, with regard to tax residency status. EIT Law includes a provision specifying that legal entities organized outside China will be considered residents for Chinese income tax purposes if their place of effective management or control is within China. The Implementation Rules to the EIT Law provide that non-resident legal entities will be considered as PRC tax residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within China. Additional guidance is expected to be released by the Chinese government in the near future that may clarify how to apply this standard to taxpayers. Except Mavrix, whose place of effective management is in Shanghai, the Group determined that the legal entities organized outside China should not be treated as PRC tax residents for EIT Law purposes as the places of effective management are outside China. If one or more of other legal entities organized outside China were characterized as PRC tax resident, then the additional tax cost might be significant.

The Company's calculation of income taxes generally reflects the Company's status as a non-PRC tax resident company. The tax residency of a company is normally a question of fact. For a company which has been established outside the PRC, will be treated as a PRC tax resident if the location of effective management of the Company is in the PRC. PRC for this purpose does not include Hong Kong, Macao, or Taiwan.

An additional consequence of the Company and/or its non-PRC subsidiaries being tax resident in the PRC would be the taxability in the PRC of the non-PRC tax resident recipients of certain payments made by the Company. This may include dividends, interest, and royalties.

The Company, which has subsidiaries that are tax residents in the PRC, will be subject to the PRC dividend withholding tax of 10% when and if undistributed earnings are declared to be paid as dividends commencing on January 1, 2008 to the extent those dividends are paid out of profits that arose on or after January 1, 2008. The Company's tax provision includes $3,189, $3,589 and $919 of income tax expense for the 5%, 5% and 10% dividend withholding tax on the balance of distributable profits that arose on or after January 1, 2008 within its PRC subsidiaries as of the balance sheet date for the years ended December 31, 2012, 2013 and 2014 respectively.

Actions Hong Kong, Artek Microelectronics (HK) Co., Limited and Actions Microelectronics Co., Ltd. are subject to Hong Kong Profits Tax at a rate of 16.5% for the years ended December 31, 2012, 2013 and 2014 respectively.

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Year ended December 31,
	2012	2013	2014

Current tax	$318	$124	$1,780
Deferred tax	454	279	(3,576)
	$772	$403	$(1,796)

The Group's deferred tax assets and liabilities as at December 31, 2013 and 2014 are attributable to the following:

	At December 31,
	2013	2014
Expenditures deductible for tax purpose in future years
- Accrued legal and professional fees	$30	$14
- Accrued bonus	165	56
- Other	238	1,098
Tax losses	5,217	9,516
Depreciation and amortization	82	64
Total deferred tax assets	$5,732	$10,748
Valuation allowance	(5,217)	(9,516)
Deferred tax assets	515	1,232

Interest income taxable for tax purpose in future years	(343)	(160)
Deferred tax liability arising from withholding tax on undistributed profits	(3,589)	(919)
Total deferred tax liabilities	(3,932)	(1,079)
Deferred tax (liabilities) assets, net	$(3,417)	$153

The following is the analysis of deferred tax balances for reporting purposes:

	At December 31,
	2013	2014
Deferred tax assets
Current	$416	$1,179
Non-current	99	53
	$515	$1,232
Deferred tax liabilities
Current	$(343)	$(160)
Non-current	(3,589)	(919)
	(3,932)	(1,079)
Deferred tax (liabilities) assets, net	$(3,417)	$153

Movement of valuation allowance:

	2012	2013	2014

At the beginning of the year	$1,912	$3,535	$5,217
Change for the year	1,623	1,682	4,299
At the end of the year	$3,535	$5,217	$9,516

A valuation allowance has been provided for the tax loss of $19,806, $8,653, $603, $9,271 and $7,836 of Actions Semiconductor Shanghai, Actions Semiconductor Zhuhai, Artek Microelectronics Shenzhen, Actions Technology Zhuhai and Actions Hong Kong respectively since realization of the recorded deferred tax assets is dependent on generating sufficient taxable income. Tax loss of $6,051, $3,818, $7,037, $7,930, $42,544 and $7,836 may carry forward till 2015, 2016, 2017, 2018, 2019 and indefinitely, respectively. As the management does not believe that it is more likely than not that all of the deferred tax asset attributable to the tax losses of Actions Semiconductor Shanghai, Actions Semiconductor Zhuhai and Actions Hong Kong will be realized, valuation allowance of  $3,535, $5,217 and $9,516 has been established as of December 31, 2012, 2013 and 2014, respectively for the related deferred tax asset of these subsidiaries.

The additional tax that would have been payable in the absence of the tax exemption and preferential income tax rate amounts to approximately $911, $930, and nil for the years ended December 31, 2012, 2013 and 2014, respectively. It represents a decrease in the basic and diluted earnings per ordinary share of $0.002 for the years ended December 31, 2013; and an increase in the basic and diluted loss per ordinary share of $0.002 for the year ended December 31, 2012.

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it is concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements. The Group classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax expense; however, as of December 31, 2013 and 2014, there were no interest and penalties related to uncertain tax positions. The Group has no material unrecognized tax benefit which would favorably affect the effective income tax rate in the next twelve months. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. The tax positions for the years 2012 to 2014 and years 2008 to 2014 may be subject to examination by the PRC and Hong Kong tax authorities, respectively.

A reconciliation between the provision for income tax computed by applicable PRC enterprise income tax rate to (loss) income before income taxes, equity in net income (loss) of equity method investees and non-controlling interest, and actual provision for income taxes is as follows:

	Year ended December 31,
	2012	2013	2014

PRC tax rate	25%	25%	25%
Tax (credit) provision at PRC enterprise income tax rate	$(370)	$197	$(8,181)
Expenses not deductible for tax purpose	1,224	403	3,701
Share-based compensation not deductible for tax purpose	366	123	11
Income not taxable for tax purposes	(599)	(1,005)	(5,146)
Net change in valuation allowance	1,623	1,682	4,299
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	(911)	(930)	3,857
Effect of the different income tax rates in other jurisdictions	21	204	301
Effect of withholding tax on undistributed earnings	349	400	(762)
Effect of withholding tax on American Depository Shares ("ADS") reimbursement income	150	-	-
Utilization of tax loss previously not recognized	(979)	(685)	-
Overprovision in prior year	(81)	(78)	(90)
Others	(21)	92	214
Income tax expense	$772	$403	$(1,796)